Long-term loan - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Sep. 15, 2020 USD ($)	Sep. 02, 2020 $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares
Disclosure of detailed information about borrowings [line items]
Long-term loan		$ 14,818			$ 0	$ 0
Number of shares issued | shares		285,885,025			285,370,619	282,493,867	237,429,696
Vedanta [Member]
Disclosure of detailed information about borrowings [line items]
Long-term loan		$ 14,818
Vedanta [Member] | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan		$ 15,000
Oxford Finance LLC | Vedanta [Member]
Disclosure of detailed information about borrowings [line items]
Final fee, percentage of original principal amount outstanding	0.070
Debt instrument, payment terms, final fee trigger amount	$ 1,100
Oxford Finance LLC | Vedanta [Member] | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan			$ 15,000
Oxford Finance LLC | Vedanta [Member] | Preferred share warrants
Disclosure of detailed information about borrowings [line items]
Number of shares issued | shares				12,886
Exercise price | $ / shares				$ 23.28
Oxford Finance LLC | Vedanta [Member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			7.70%
Borrowings, adjustment to interest rate basis			0.17%